Cover	Feb. 27, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 27, 2025
Entity File Number	001-11919
Entity Registrant Name	TTEC Holdings, Inc.
Entity Central Index Key	0001013880
Entity Tax Identification Number	84-1291044
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	100 Congress Avenue
Entity Address, Address Line Two	Suite 1425
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78701
City Area Code	303
Local Phone Number	397-8100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock of TTEC Holdings, Inc., $0.01 par value per share
Trading Symbol	TTEC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false